Other Post-Employment Benefits - Summary of Other Comprehensive Income (Loss) in the Consolidated Statements of Changes in Shareholder's Equity (Detail) - Other Post Employment Benefits [Member] - CAD ($)
$ in Millions
	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Statement [Line Items]
Beginning balance , Actuarial (gain) loss immediately recognized	$ (73.5)	$ (98.8)
Actuarial (gain) loss immediately recognized , Actuarial gain immediately recognized	(25.3)	(8.8)
Ending balance , Actuarial gain immediately recognized	(98.8)	(107.6)
Beginning balance , Tax effect	0.0	0.0
Actuarial loss immediately recognized , Tax effect	0.0	0.0
Ending balance , Tax effect	0.0	0.0
Beginning balance , Actuarial (gain) immediately recognized, net of tax	(73.5)	(98.8)
Actuarial gain immediately recognized , Actuarial (gain) immediately recognized, net of tax	(25.3)	(8.8)
Ending balance , Actuarial (gain) immediately recognized, net of tax	$ (98.8)	$ (107.6)